N-6	Jun. 30, 2025
Prospectus:
Document Type	N-6
Entity Registrant Name	CORPORATE SPONSORED VUL SEPARATE ACCOUNT I
Entity Central Index Key	0001018042
Entity Investment Company Type	N-6
Document Period End Date	Jun. 30, 2025
Amendment Flag	false
CorpExec VUL Plus | FidelityVIPGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio—Initial Class
NYLIAC Corporate Sponsored Variable Universal Life | FidelityVIPGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio—Initial Class
Corporate Executive Accumulator Variable Universal Life | FidelityVIPGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio—Initial Class
CorpExec VUL: Corporate Executive Series Variable Universal Life | FidelityVIPGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Government Money Market Portfolio—Initial Class